UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04165

AMERICAN CENTURY TARGET MATURITIES TRUST
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	09-30

Date of reporting period:	03-31-2013

ITEM 1.  REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT   MARCH 31, 2013

Zero Coupon 2015 Fund

President’s Letter	2
Performance	3
Fund Characteristics	4
Shareholder Fee Example	5
Schedule of Investments	7
Statement of Assets and Liabilities	9
Statement of Operations	10
Statement of Changes in Net Assets	11
Notes to Financial Statements	12
Financial Highlights	16
Additional Information	18

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing our semiannual report for the six months ended March 31, 2013. This report offers a macroeconomic and financial market overview of the period (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional, updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com. Also, the next annual report will provide additional perspective from our portfolio management team.

Continued “Risk-On” Rebound from Second-Quarter Slump in 2012

From a capital markets perspective, the six-month period ended March 31, 2013 was a continuation of the rebound in investor sentiment and riskier-asset returns that occurred since the second quarter slump of 2012. Concerns during the slump about the European financial system and slowing global economic growth translated to further aggressive monetary intervention by major central banks, including the U.S. Federal Reserve (the Fed), the European Central Bank, and the Bank of Japan.

Aggressive monetary policy, which included a third round of bond buying (“quantitative easing”) by the Fed (“QE3”) and extensions of other easing measures, helped trigger increased optimism about the global financial and economic outlook. This encouraged investors to take more risk and reach for yield, boosting the performance of stocks and high-yield bonds over government bonds.

U.S. mid-cap and value stocks and non-U.S. stocks achieved performance leadership during the period. U.S. mid-cap and value stock indices and the MSCI EAFE Index all outpaced the S&P 500 Index’s 10.19% return. High-yield corporate bond indices led the U.S. bond market. Treasury securities and benchmarks lagged. For example, the 10-year U.S. Treasury note returned –0.54%, according to Barclays, as its yield rose from 1.63% to 1.85%. This had a dampening effect on the related returns of Treasury STRIPS and other zero-coupon securities and instruments.

The U.S. and global economies are showing signs of improvement this year, but we still expect the U.S. recovery to be subpar, hampered by high unemployment and lingering fiscal concerns. Under these conditions, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios for meeting financial goals. We appreciate your continued trust in us in this challenging environment.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Performance

Total Returns as of March 31, 2013
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	BTFTX	0.02%	1.66%	4.51%	5.65%	8.65%	9/1/86
11/15/2015 STRIPS Issue	—	0.24%	1.70%	4.96%	6.00%	8.54%(2)	—
BofA Merrill Lynch 10+ Year U.S. Treasury Index	—	-2.99%	7.20%	8.21%	7.20%	8.40%(2)	—
Advisor Class	ACTTX	-0.11%	1.41%	4.25%	5.39%	7.01%	7/23/99

(1)	Total returns for periods less than one year are not annualized.
(2)	Since 8/31/86, the date nearest the Investor Class’s inception for which data are available.

Total Annual Fund Operating Expenses
Investor Class	Advisor Class
0.55%	0.80%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

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Fund Characteristics

MARCH 31, 2013
Portfolio at a Glance
Anticipated Annual Growth Rate (Investor Class)	(0.04)%
Weighted Average Maturity Date	12/12/15
Anticipated Value at Maturity (AVM) (Investor Class)(1)	$114.17
(1)See graph below.
Past performance is no guarantee of future results. Even if class shares are held to maturity, there is no guarantee that the class’s share price will reach its AVM. There is also no guarantee that the AVM will fluctuate as little in the future as it has in the past. For more information, please consult the prospectus.

Types of Investments in Portfolio	% of net assets
Treasury STRIPS	68.6%
REFCORP STRIPS	1.7%
Other Treasuries	15.4%
Total Treasuries and Equivalents	85.7%
Government Agency STRIPS	14.1%
Temporary Cash Investments	0.5%
Other Assets and Liabilities	(0.3)%

Share Price vs. Anticipated Value at Maturity (Investor Class)

The top line in the graph represents the class’s Anticipated Value at Maturity (AVM), which fluctuates from day to day based on the fund’s weighted average maturity date. The bottom line represents the class’s historical share price, which is managed to grow over time to reach the class’s AVM. The AVM for other share classes will vary due to differences in fee structure. While this graph demonstrates the class’s expected long-term growth pattern, please keep in mind that the fund may experience significant share-price volatility over the short term. Even if shares are held to maturity, there is no guarantee that the class’s share price will reach its AVM. There is also no guarantee that the AVM will fluctuate as little in the future as it has in the past.

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Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from October 1, 2012 to March 31, 2013.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/12	Ending Account Value 3/31/13	Expenses Paid During Period(1) 10/1/12 – 3/31/13	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,000.20	$2.74	0.55%
Advisor Class	$1,000	$998.90	$3.99	0.80%
Hypothetical
Investor Class	$1,000	$1,022.19	$2.77	0.55%
Advisor Class	$1,000	$1,020.94	$4.03	0.80%

(1)
Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

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Schedule of Investments

MARCH 31, 2013 (UNAUDITED)

	Principal Amount	Value
Zero-Coupon U.S. Treasury Securities and Equivalents(1) — 85.7%
Federal Judiciary, 0.00%, 2/15/14	$51,000	$50,519
Federal Judiciary, 0.00%, 2/15/15	5,485,000	5,366,453
AID (Israel), 0.00%, 5/1/15	10,000,000	9,878,640
STRIPS – COUPON, 0.00%, 5/15/15	19,508,000	19,387,050
AID (Israel), 0.00%, 8/15/15	15,000,000	14,788,635
Federal Judiciary, 0.00%, 8/15/15	7,021,000	6,822,390
STRIPS – COUPON, 0.00%, 8/15/15	24,728,000	24,546,249
STRIPS – PRINCIPAL, 0.00%, 8/15/15	6,000,000	5,956,326
STRIPS – COUPON, 0.00%, 11/15/15	24,431,000	24,211,976
STRIPS – PRINCIPAL, 0.00%, 11/15/15	16,250,000	16,105,375
REFCORP STRIPS – COUPON, 0.00%, 1/15/16	4,159,000	4,100,658
Federal Judiciary, 0.00%, 2/15/16	10,000	9,642
STRIPS – COUPON, 0.00%, 2/15/16	5,000,000	4,946,810
STRIPS – COUPON, 0.00%, 5/15/16	9,200,000	9,081,614
STRIPS – COUPON, 0.00%, 8/15/16	32,500,000	31,982,795
STRIPS – COUPON, 0.00%, 11/15/16	28,500,000	27,955,451
TOTAL ZERO-COUPON U.S. TREASURY SECURITIES AND EQUIVALENTS (Cost $191,783,219)		205,190,583
Zero-Coupon U.S. Government Agency Securities(1) — 14.1%
TVA STRIPS – COUPON, 0.00%, 5/1/14	150,000	148,526
FICO STRIPS – COUPON, 0.00%, 5/2/14	96,000	95,372
FICO STRIPS – COUPON, 0.00%, 10/5/14	22,000	21,778

	Principal Amount/ Shares	Value
FICO STRIPS – COUPON, 0.00%, 11/30/14	$180,000	$177,957
FICO STRIPS – COUPON, 0.00%, 2/8/15	136,000	134,223
FICO STRIPS – COUPON, 0.00%, 2/8/15	7,681,000	7,580,640
FICO STRIPS – COUPON, 0.00%, 4/6/15	3,038,000	2,993,764
FICO STRIPS – COUPON, 0.00%, 4/6/15	1,017,000	1,002,191
FHLMC STRIPS – COUPON, 0.00%, 9/15/15	3,500,000	3,425,866
TVA STRIPS – COUPON, 0.00%, 11/1/15	4,000,000	3,905,820
FICO STRIPS – COUPON, 0.00%, 11/2/15	52,000	51,069
FICO STRIPS – COUPON, 0.00%, 11/11/15	2,000,000	1,963,858
FNMA STRIPS – COUPON, 0.00%, 11/15/15	3,000,000	2,933,004
FICO STRIPS – COUPON, 0.00%, 12/6/15	190,000	186,487
FICO STRIPS – COUPON, 0.00%, 12/27/15	5,125,000	5,028,486
FNMA STRIPS – COUPON, 0.00%, 11/15/16	4,250,000	4,094,148
TOTAL ZERO-COUPON U.S. GOVERNMENT AGENCY SECURITIES (Cost $30,561,119)		33,743,189
Temporary Cash Investments — 0.5%
Federal Home Loan Bank Discount Notes, 0.00%, 4/1/13(2)	1,228,000	1,228,000
SSgA U.S. Government Money Market Fund	196	196
TOTAL TEMPORARY CASH INVESTMENTS (Cost $1,228,196)		1,228,196
TOTAL INVESTMENT SECURITIES — 100.3% (Cost $223,572,534)		240,161,968
OTHER ASSETS AND LIABILITIES — (0.3)%		(793,642)
TOTAL NET ASSETS — 100.0%		$239,368,326

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Notes to Schedule of Investments

AID = Agency for International Development
Equivalent = Security whose principal payments are secured by the U.S. Treasury
FHLMC = Federal Home Loan Mortgage Corporation
FICO = Financing Corporation
FNMA = Federal National Mortgage Association
REFCORP = Resolution Funding Corporation
STRIPS = Separate Trading of Registered Interest and Principal of Securities
TVA = Tennessee Valley Authority
(1)	Security is a zero-coupon bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.
(2)	The rate indicated is the yield to maturity at purchase.

See Notes to Financial Statements.

8

Statement of Assets and Liabilities

MARCH 31, 2013 (UNAUDITED)
Assets
Investment securities, at value (cost of $223,572,534)	$240,161,968
Receivable for capital shares sold	140,138
240,302,106

Liabilities
Payable for capital shares redeemed	817,494
Accrued management fees	114,692
Distribution and service fees payable	1,594
933,780

Net Assets	$239,368,326

Net Assets Consist of:
Capital paid in	$218,610,575
Undistributed net investment income	1,602,798
Undistributed net realized gain	2,565,519
Net unrealized appreciation	16,589,434
$239,368,326

	Net assets	Shares outstanding	Net asset value per share
Investor Class	$232,160,877	2,031,572	$114.28
Advisor Class	$7,207,449	65,246	$110.47

See Notes to Financial Statements.

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Statement of Operations

FOR THE SIX MONTHS ENDED MARCH 31, 2013 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$4,062,503

Expenses:
Management fees	778,167
Distribution and service fees	10,391
Trustees’ fees and expenses	7,264
795,822

Net investment income (loss)	3,266,681

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	2,608,528
Change in net unrealized appreciation (depreciation) on investments	(5,950,021)

Net realized and unrealized gain (loss)	(3,341,493)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(74,812)

See Notes to Financial Statements.

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Statement of Changes in Net Assets

SIX MONTHS ENDED MARCH 31, 2013 (UNAUDITED) AND YEAR ENDED SEPTEMBER 30, 2012
Increase (Decrease) in Net Assets	March 31, 2013	September 30, 2012
Operations
Net investment income (loss)	$3,266,681	$10,005,681
Net realized gain (loss)	2,608,528	29,766,425
Change in net unrealized appreciation (depreciation)	(5,950,021)	(32,594,279)
Net increase (decrease) in net assets resulting from operations	(74,812)	7,177,827

Distributions to Shareholders
From net investment income:
Investor Class	(7,335,788)	(12,147,480)
Advisor Class	(199,746)	(483,609)
From net realized gains:
Investor Class	(25,393,032)	(1,588,707)
Advisor Class	(768,135)	(67,999)
Decrease in net assets from distributions	(33,696,701)	(14,287,795)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	(38,833,300)	(70,602,279)

Net increase (decrease) in net assets	(72,604,813)	(77,712,247)

Net Assets
Beginning of period	311,973,139	389,685,386
End of period	$239,368,326	$311,973,139

Undistributed net investment income	$1,602,798	$5,871,651

See Notes to Financial Statements.

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Notes to Financial Statements

MARCH 31, 2013 (UNAUDITED)

1. Organization

American Century Target Maturities Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Zero Coupon 2015 Fund (the fund) is one fund in a series issued by the trust. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek the highest return consistent with investment in U.S. Treasury securities. The fund is managed to mature in the year identified in its name and will be liquidated near the end of its maturity year.

The fund offers the Investor Class and the Advisor Class. The share classes differ principally in their respective distribution and shareholder servicing expenses and arrangements.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated bid as provided by independent pricing services or at the most recent bid as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated bid as provided by an independent pricing service. Evaluated bid prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes accretion of discounts.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund’s tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations,

12

which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Reverse Share Splits — When the fund pays a distribution, the trustees declare a reverse share split that exactly offsets the per-share amount of the distribution. After taking into account the reverse share split, a shareholder reinvesting dividends and capital gain distributions will hold exactly the same number of shares owned prior to the distribution and reverse share split. A shareholder electing to receive dividends in cash will own fewer shares.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Management Fees — The trust has entered into a management agreement with American Century Investment Management, Inc. (ACIM) (the investment advisor), under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.2425% to 0.3600% and the rates for the Complex Fee range from 0.2500% to 0.3100% for the Investor Class and Advisor Class. The effective annual management fee for each class for the six months ended March 31, 2013 was 0.54%.

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for the Advisor Class (the plan), pursuant to Rule 12b-1 of the 1940 Act. The plan provides that the Advisor Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The fees are computed and accrued daily based on the Advisor Class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plan during the six months ended March 31, 2013 are detailed in the Statement of Operations.

Related Parties — Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust’s investment advisor, ACIM, the trust’s distributor, ACIS, and the trust’s transfer agent, American Century Services, LLC are wholly owned, directly or indirectly, by ACC.

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4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended March 31, 2013 were $6,438,120 and $79,662,309, respectively, all of which are U.S. Treasury and Government Agency obligations.

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended March 31, 2013		Year ended September 30, 2012
	Shares	Amount	Shares	Amount
Investor Class
Sold	126,950	$14,490,119	471,050	$53,142,191
Issued in reinvestment of distributions	312,093	31,646,241	122,351	13,217,619
Redeemed	(737,056)	(84,101,437)	(1,170,533)	(131,894,816)
Reverse share split	(321,577)	—	(127,004)	—
	(619,590)	(37,965,077)	(704,136)	(65,535,006)
Advisor Class
Sold	3,409	376,199	13,620	1,485,424
Issued in reinvestment of distributions	9,621	942,391	5,177	543,077
Redeemed	(19,811)	(2,186,813)	(65,033)	(7,095,774)
Reverse share split	(9,852)	—	(5,255)	—
	(16,633)	(868,223)	(51,491)	(5,067,273)
Net increase (decrease)	(636,223)	$(38,833,300)	(755,627)	$(70,602,279)

6. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Zero-Coupon U.S. Treasury Securities and Equivalents	—	$205,190,583	—
Zero-Coupon U.S. Government Agency Securities	—	33,743,189	—
Temporary Cash Investments	$196	1,228,000	—
Total Value of Investment Securities	$196	$240,161,772	—

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7. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of March 31, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$223,604,216
Gross tax appreciation of investments	$16,557,752
Gross tax depreciation of investments	—
Net tax appreciation (depreciation) of investments	$16,557,752

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

15

Financial Highlights

For a Share Outstanding Throughout the Years Ended September 30 (except as noted)
Per-Share Data											Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Reverse Share Split	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2013(3)	$114.26	1.30	(1.28)	0.02	(2.86)	(9.89)	(12.75)	12.75	$114.28	0.02%	0.55%(4)	2.29%(4)	2%	$232,161
2012	$111.83	3.32	(0.89)	2.43	(4.00)	(0.52)	(4.52)	4.52	$114.26	2.18%	0.55%	2.95%	40%	$302,918
2011	$107.57	3.81	0.45	4.26	(3.66)	(1.23)	(4.89)	4.89	$111.83	3.95%	0.56%	3.54%	19%	$375,214
2010	$96.59	3.86	7.12	10.98	(4.22)	(4.02)	(8.24)	8.24	$107.57	11.36%	0.57%	3.84%	33%	$358,410
2009	$90.32	3.85	2.42	6.27	(3.62)	(1.12)	(4.74)	4.74	$96.59	6.94%	0.57%	4.09%	21%	$296,272
2008	$81.79	3.91	4.62	8.53	(3.62)	—	(3.62)	3.62	$90.32	10.43%	0.57%	4.43%	30%	$320,410
Advisor Class
2013(3)	$110.59	1.13	(1.25)	(0.12)	(2.57)	(9.89)	(12.46)	12.46	$110.47	(0.11)%	0.80%(4)	2.04%(4)	2%	$7,207
2012	$108.51	3.01	(0.93)	2.08	(3.72)	(0.52)	(4.24)	4.24	$110.59	1.93%	0.80%	2.70%	40%	$9,055
2011	$104.64	3.44	0.43	3.87	(3.40)	(1.23)	(4.63)	4.63	$108.51	3.69%	0.81%	3.29%	19%	$14,471
2010	$94.19	3.53	6.92	10.45	(3.97)	(4.02)	(7.99)	7.99	$104.64	11.09%	0.82%	3.59%	33%	$13,207
2009	$88.30	3.53	2.36	5.89	(3.38)	(1.12)	(4.50)	4.50	$94.19	6.67%	0.82%	3.84%	21%	$19,383
2008	$80.16	3.60	4.54	8.14	(3.41)	—	(3.41)	3.41	$88.30	10.15%	0.82%	4.18%	30%	$33,907

16

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.
(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)	Six months ended March 31, 2013 (unaudited).
(4)	Annualized.

See Notes to Financial Statements.

17

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

18

Notes

19

Notes

20

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century Target Maturities Trust

Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2013 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SAN-78350   1305

SEMIANNUAL REPORT   MARCH 31, 2013

Zero Coupon 2020 Fund

President’s Letter	2
Performance	3
Fund Characteristics	4
Shareholder Fee Example	5
Schedule of Investments	7
Statement of Assets and Liabilities	9
Statement of Operations	10
Statement of Changes in Net Assets	11
Notes to Financial Statements	12
Financial Highlights	16
Additional Information	18

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing our semiannual report for the six months ended March 31, 2013. This report offers a macroeconomic and financial market overview of the period (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional, updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com. Also, the next annual report will provide additional perspective from our portfolio management team.

Continued “Risk-On” Rebound from Second-Quarter Slump in 2012

From a capital markets perspective, the six-month period ended March 31, 2013 was a continuation of the rebound in investor sentiment and riskier-asset returns that occurred since the second quarter slump of 2012. Concerns during the slump about the European financial system and slowing global economic growth translated to further aggressive monetary intervention by major central banks, including the U.S. Federal Reserve (the Fed), the European Central Bank, and the Bank of Japan.

Aggressive monetary policy, which included a third round of bond buying (“quantitative easing”) by the Fed (“QE3”) and extensions of other easing measures, helped trigger increased optimism about the global financial and economic outlook. This encouraged investors to take more risk and reach for yield, boosting the performance of stocks and high-yield bonds over government bonds.

U.S. mid-cap and value stocks and non-U.S. stocks achieved performance leadership during the period. U.S. mid-cap and value stock indices and the MSCI EAFE Index all outpaced the S&P 500 Index’s 10.19% return. High-yield corporate bond indices led the U.S. bond market. Treasury securities and benchmarks lagged. For example, the 10-year U.S. Treasury note returned –0.54%, according to Barclays, as its yield rose from 1.63% to 1.85%. This had a dampening effect on the related returns of Treasury STRIPS and other zero-coupon securities and instruments.

The U.S. and global economies are showing signs of improvement this year, but we still expect the U.S. recovery to be subpar, hampered by high unemployment and lingering fiscal concerns. Under these conditions, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios for meeting financial goals. We appreciate your continued trust in us in this challenging environment.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Performance

Total Returns as of March 31, 2013
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	BTTTX	0.29%	7.78%	8.16%	7.84%	9.53%	12/29/89
11/15/2020 STRIPS Issue	—	0.05%	7.66%	9.17%	8.45%	9.79%(2)	—
BofA Merrill Lynch 10+ Year U.S. Treasury Index	—	-2.99%	7.20%	8.21%	7.20%	8.58%(2)	—
Advisor Class	ACTEX	0.16%	7.52%	7.89%	7.57%	7.15%	10/19/98

(1)	Total returns for periods less than one year are not annualized.
(2)	Since 12/31/89, the date nearest the Investor Class’s inception for which data are available.

Total Annual Fund Operating Expenses
Investor Class	Advisor Class
0.55%	0.80%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com.  As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

3

Fund Characteristics

MARCH 31, 2013
Portfolio at a Glance
Anticipated Annual Growth Rate (Investor Class)	1.07%
Weighted Average Maturity Date	10/13/20
Anticipated Value at Maturity (AVM) (Investor Class)(1)	$108.16
(1)See graph below.
Past performance is no guarantee of future results. Even if class shares are held to maturity, there is no guarantee that the class’s share price will reach its AVM. There is also no guarantee that the AVM will fluctuate as little in the future as it has in the past. For more information, please consult the prospectus.

Types of Investments in Portfolio	% of net assets
Treasury STRIPS	43.9%
REFCORP STRIPS	38.5%
Other Treasuries	6.3%
Total Treasuries and Equivalents	88.7%
Government Agency STRIPS	8.3%
Other Government Agencies	2.2%
Temporary Cash Investments	0.5%
Other Assets and Liabilities	0.3%

Share Price vs. Anticipated Value at Maturity (Investor Class)

The top line in the graph represents the class’s Anticipated Value at Maturity (AVM), which fluctuates from day to day based on the fund’s weighted average maturity date. The bottom line represents the class’s historical share price, which is managed to grow over time to reach the class’s AVM. The AVM for other share classes will vary due to differences in fee structure. While this graph demonstrates the class’s expected long-term growth pattern, please keep in mind that the fund may experience significant share-price volatility over the short term. Even if shares are held to maturity, there is no guarantee that the class’s share price will reach its AVM. There is also no guarantee that the AVM will fluctuate as little in the future as it has in the past.

4

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from October 1, 2012 to March 31, 2013.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

5

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/12	Ending Account Value 3/31/13	Expenses Paid During Period(1) 10/1/12 – 3/31/13	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,002.90	$2.75	0.55%
Advisor Class	$1,000	$1,001.60	$3.99	0.80%
Hypothetical
Investor Class	$1,000	$1,022.19	$2.77	0.55%
Advisor Class	$1,000	$1,020.94	$4.03	0.80%

(1)
Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

6

Schedule of Investments

MARCH 31, 2013 (UNAUDITED)

	Principal Amount	Value
Zero-Coupon U.S. Treasury Securities and Equivalents(1) — 88.7%
Federal Judiciary, 0.00%, 2/15/19	$306,000	$273,874
Federal Judiciary, 0.00%, 8/15/19	339,000	298,309
REFCORP STRIPS – COUPON, 0.00%, 10/15/19	342,000	310,994
REFCORP STRIPS – PRINCIPAL, 0.00%, 10/15/19	6,788,000	6,183,678
REFCORP STRIPS – COUPON, 0.00%, 1/15/20	14,674,000	13,259,984
REFCORP STRIPS – COUPON, 0.00%, 4/15/20	7,299,000	6,575,895
AID (Israel), 0.00%, 5/1/20	15,000,000	13,180,290
AID (Israel), 0.00%, 5/15/20	396,000	352,332
REFCORP STRIPS – COUPON, 0.00%, 7/15/20	26,002,000	23,107,093
REFCORP STRIPS – PRINCIPAL, 0.00%, 7/15/20	26,144,000	23,275,899
Federal Judiciary, 0.00%, 8/15/20	115,000	97,248
STRIPS – COUPON, 0.00%, 8/15/20	1,500,000	1,354,725
REFCORP STRIPS – COUPON, 0.00%, 10/15/20	11,975,000	10,544,778
REFCORP STRIPS – PRINCIPAL, 0.00%, 10/15/20	5,000,000	4,408,015
STRIPS – COUPON, 0.00%, 11/15/20	71,000,000	63,644,258
REFCORP STRIPS – COUPON, 0.00%, 1/15/21	16,789,000	14,621,003
REFCORP STRIPS – PRINCIPAL, 0.00%, 1/15/21	13,535,000	11,811,047
Federal Judiciary, 0.00%, 2/15/21	110,000	90,937
STRIPS – COUPON, 0.00%, 2/15/21	19,188,000	17,016,360
STRIPS – PRINCIPAL, 0.00%, 2/15/21	8,000,000	7,113,464
AID (Israel), 0.00%, 5/15/21	5,000,000	4,262,205
STRIPS – COUPON, 0.00%, 5/15/21	10,000,000	8,795,030
STRIPS – PRINCIPAL, 0.00%, 5/15/21	13,250,000	11,689,653

	Principal Amount/ Shares	Value
STRIPS – COUPON, 0.00%, 8/15/21	$13,000,000	$11,326,185
STRIPS – PRINCIPAL, 0.00%, 8/15/21	4,500,000	3,933,490
STRIPS – COUPON, 0.00%, 11/15/21	6,000,000	5,174,040
TOTAL ZERO-COUPON U.S. TREASURY SECURITIES AND EQUIVALENTS (Cost $200,729,891)		262,700,786
Zero-Coupon U.S. Government Agency Securities(1) — 10.5%
FICO STRIPS – PRINCIPAL, 0.00%, 4/5/19	535,000	485,860
TVA STRIPS – COUPON, 0.00%, 5/1/19	11,000	9,874
FICO STRIPS – PRINCIPAL, 0.00%, 9/26/19	5,700,000	5,145,937
TVA STRIPS – COUPON, 0.00%, 11/1/19	9,000	7,959
FHLMC STRIPS – COUPON, 0.00%, 1/15/20	6,250,000	5,549,644
FNMA STRIPS – COUPON, 0.00%, 7/15/20	10,000,000	8,738,210
Government Trust Certificate, 0.00%, 4/1/21	7,683,000	6,593,935
FHLMC STRIPS – COUPON, 0.00%, 9/15/21	5,727,000	4,738,039
TOTAL ZERO-COUPON U.S. GOVERNMENT AGENCY SECURITIES (Cost $24,202,944)		31,269,458
Temporary Cash Investments — 0.5%
Federal Home Loan Bank Discount Notes, 0.00%, 4/1/13(2)	1,382,000	1,382,000
SSgA U.S. Government Money Market Fund	332	332
TOTAL TEMPORARY CASH INVESTMENTS (Cost $1,382,332)		1,382,332
TOTAL INVESTMENT SECURITIES — 99.7% (Cost $226,315,167)		295,352,576
OTHER ASSETS AND LIABILITIES — 0.3%		842,711
TOTAL NET ASSETS — 100.0%		$296,195,287

7

Notes to Schedule of Investments

AID = Agency for International Development
Equivalent = Security whose principal payments are secured by the U.S. Treasury
FHLMC = Federal Home Loan Mortgage Corporation
FICO = Financing Corporation
FNMA = Federal National Mortgage Association
REFCORP = Resolution Funding Corporation
STRIPS = Separate Trading of Registered Interest and Principal of Securities
TVA = Tennessee Valley Authority
(1)	Security is a zero-coupon bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.
(2)	The rate indicated is the yield to maturity at purchase.

See Notes to Financial Statements.

8

Statement of Assets and Liabilities

MARCH 31, 2013 (UNAUDITED)
Assets
Investment securities, at value (cost of $226,315,167)	$295,352,576
Receivable for capital shares sold	1,431,033
296,783,609

Liabilities
Payable for capital shares redeemed	451,638
Accrued management fees	134,620
Distribution and service fees payable	2,064
588,322

Net Assets	$296,195,287

Net Assets Consist of:
Capital paid in	$222,585,743
Undistributed net investment income	2,429,033
Undistributed net realized gain	2,143,102
Net unrealized appreciation	69,037,409
$296,195,287

	Net assets	Shares outstanding	Net asset value per share
Investor Class	$286,631,998	2,872,071	$99.80
Advisor Class	$9,563,289	99,258	$96.35

See Notes to Financial Statements.

9

Statement of Operations

FOR THE SIX MONTHS ENDED MARCH 31, 2013 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$5,718,625

Expenses:
Management fees	807,112
Distribution and service fees	12,809
Trustees’ fees and expenses	7,458
827,379

Net investment income (loss)	4,891,246

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	2,501,224
Change in net unrealized appreciation (depreciation) on investments	(7,017,187)

Net realized and unrealized gain (loss)	(4,515,963)

Net Increase (Decrease) in Net Assets Resulting from Operations	$375,283

See Notes to Financial Statements.

10

Statement of Changes in Net Assets

SIX MONTHS ENDED MARCH 31, 2013 (UNAUDITED) AND YEAR ENDED SEPTEMBER 30, 2012
Increase (Decrease) in Net Assets	March 31, 2013	September 30, 2012
Operations
Net investment income (loss)	$4,891,246	$10,075,410
Net realized gain (loss)	2,501,224	2,465,650
Change in net unrealized appreciation (depreciation)	(7,017,187)	7,002,362
Net increase (decrease) in net assets resulting from operations	375,283	19,543,422

Distributions to Shareholders
From net investment income:
Investor Class	(9,729,948)	(9,014,198)
Advisor Class	(331,251)	(338,789)
From net realized gains:
Investor Class	(2,416,439)	(115,703)
Advisor Class	(88,988)	(4,760)
Decrease in net assets from distributions	(12,566,626)	(9,473,450)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	(1,241,424)	(13,306,567)

Net increase (decrease) in net assets	(13,432,767)	(3,236,595)

Net Assets
Beginning of period	309,628,054	312,864,649
End of period	$296,195,287	$309,628,054

Undistributed net investment income	$2,429,033	$7,598,986

See Notes to Financial Statements.

11

Notes to Financial Statements

MARCH 31, 2013 (UNAUDITED)

1. Organization

American Century Target Maturities Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Zero Coupon 2020 Fund (the fund) is one fund in a series issued by the trust. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek the highest return consistent with investment in U.S. Treasury securities. The fund is managed to mature in the year identified in its name and will be liquidated near the end of its maturity year.

The fund offers the Investor Class and the Advisor Class. The share classes differ principally in their respective distribution and shareholder servicing expenses and arrangements.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated bid as provided by independent pricing services or at the most recent bid as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated bid as provided by an independent pricing service. Evaluated bid prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes accretion of discounts.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund’s tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations,

12

which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Reverse Share Splits — When the fund pays a distribution, the trustees declare a reverse share split that exactly offsets the per-share amount of the distribution. After taking into account the reverse share split, a shareholder reinvesting dividends and capital gain distributions will hold exactly the same number of shares owned prior to the distribution and reverse share split. A shareholder electing to receive dividends in cash will own fewer shares.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Management Fees — The trust has entered into a management agreement with American Century Investment Management, Inc. (ACIM) (the investment advisor), under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.2425% to 0.3600% and the rates for the Complex Fee range from 0.2500% to 0.3100% for the Investor Class and Advisor Class. The effective annual management fee for each class for the six months ended March 31, 2013 was 0.54%.

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for the Advisor Class (the plan), pursuant to Rule 12b-1 of the 1940 Act. The plan provides that the Advisor Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The fees are computed and accrued daily based on the Advisor Class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plan during the six months ended March 31, 2013 are detailed in the Statement of Operations.

Related Parties — Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust’s investment advisor, ACIM, the trust’s distributor, ACIS, and the trust’s transfer agent, American Century Services, LLC are wholly owned, directly or indirectly, by ACC.

13

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended March 31, 2013 were $43,092,457 and $59,105,789, respectively, all of which are U.S. Treasury and Government Agency obligations.

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended March 31, 2013		Year ended September 30, 2012
	Shares	Amount	Shares	Amount
Investor Class
Sold	821,878	$81,634,390	2,989,815	$285,303,667
Issued in reinvestment of distributions	122,214	11,640,871	95,876	8,766,935
Redeemed	(946,244)	(93,557,570)	(3,218,592)	(307,749,339)
Reverse share split	(127,302)	—	(99,743)	—
	(129,454)	(282,309)	(232,644)	(13,678,737)
Advisor Class
Sold	11,458	1,093,826	76,592	7,045,233
Issued in reinvestment of distributions	4,415	406,703	3,844	340,995
Redeemed	(25,728)	(2,459,644)	(76,324)	(7,014,058)
Reverse share split	(4,555)	—	(3,906)	—
	(14,410)	(959,115)	206	372,170
Net increase (decrease)	(143,864)	$(1,241,424)	(232,438)	$(13,306,567)

6. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Zero-Coupon U.S. Treasury Securities and Equivalents	—	$262,700,786	—
Zero-Coupon U.S. Government Agency Securities	—	31,269,458	—
Temporary Cash Investments	$332	1,382,000	—
Total Value of Investment Securities	$332	$295,352,244	—

14

7. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of March 31, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$226,570,325
Gross tax appreciation of investments	$68,782,251
Gross tax depreciation of investments	—
Net tax appreciation (depreciation) of investments	$68,782,251

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

15

Financial Highlights

For a Share Outstanding Throughout the Years Ended September 30 (except as noted)
Per-Share Data											Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Reverse Share Split	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2013(3)	$99.51	1.63	(1.34)	0.29	(3.29)	(0.82)	(4.11)	4.11	$99.80	0.29%	0.55%(4)	3.31%(4)	15%	$286,632
2012	$93.56	2.96	2.99	5.95	(2.73)	(0.04)	(2.77)	2.77	$99.51	6.37%	0.55%	3.10%	47%	$298,694
2011	$84.16	3.09	6.31	9.40	(2.96)	(0.61)	(3.57)	3.57	$93.56	11.16%	0.56%	3.73%	35%	$302,578
2010	$72.77	3.03	8.36	11.39	(2.99)	(3.42)	(6.41)	6.41	$84.16	15.65%	0.57%	4.03%	34%	$260,527
2009	$66.48	2.94	3.35	6.29	(3.45)	(2.57)	(6.02)	6.02	$72.77	9.46%	0.57%	4.21%	35%	$181,242
2008	$61.06	2.84	2.58	5.42	(2.70)	(1.18)	(3.88)	3.88	$66.48	8.88%	0.57%	4.33%	58%	$226,872
Advisor Class
2013(3)	$96.19	1.46	(1.30)	0.16	(3.04)	(0.82)	(3.86)	3.86	$96.35	0.16%	0.80%(4)	3.06%(4)	15%	$9,563
2012	$90.66	2.63	2.90	5.53	(2.49)	(0.04)	(2.53)	2.53	$96.19	6.10%	0.80%	2.85%	47%	$10,934
2011	$81.76	2.80	6.10	8.90	(2.76)	(0.61)	(3.37)	3.37	$90.66	10.89%	0.81%	3.48%	35%	$10,287
2010	$70.88	2.76	8.12	10.88	(2.81)	(3.42)	(6.23)	6.23	$81.76	15.34%	0.82%	3.78%	34%	$11,472
2009	$64.91	2.69	3.28	5.97	(3.27)	(2.57)	(5.84)	5.84	$70.88	9.20%	0.82%	3.96%	35%	$11,823
2008	$59.77	2.63	2.51	5.14	(2.54)	(1.18)	(3.72)	3.72	$64.91	8.60%	0.82%	4.08%	58%	$17,595

16

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.
(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)	Six months ended March 31, 2013 (unaudited).
(4)	Annualized.

See Notes to Financial Statements.

17

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

18

Notes

19

Notes

20

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century Target Maturities Trust

Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2013 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SAN-78351   1305

SEMIANNUAL REPORT   MARCH 31, 2013

Zero Coupon 2025 Fund

President’s Letter	2
Performance	3
Fund Characteristics	4
Shareholder Fee Example	5
Schedule of Investments	7
Statement of Assets and Liabilities	9
Statement of Operations	10
Statement of Changes in Net Assets	11
Notes to Financial Statements	12
Financial Highlights	16
Additional Information	18

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing our semiannual report for the six months ended March 31, 2013. This report offers a macroeconomic and financial market overview of the period (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional, updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com. Also, the next annual report will provide additional perspective from our portfolio management team.

Continued “Risk-On” Rebound from Second-Quarter Slump in 2012

From a capital markets perspective, the six-month period ended March 31, 2013 was a continuation of the rebound in investor sentiment and riskier-asset returns that occurred since the second quarter slump of 2012. Concerns during the slump about the European financial system and slowing global economic growth translated to further aggressive monetary intervention by major central banks, including the U.S. Federal Reserve (the Fed), the European Central Bank, and the Bank of Japan.

Aggressive monetary policy, which included a third round of bond buying (“quantitative easing”) by the Fed (“QE3”) and extensions of other easing measures, helped trigger increased optimism about the global financial and economic outlook. This encouraged investors to take more risk and reach for yield, boosting the performance of stocks and high-yield bonds over government bonds.

U.S. mid-cap and value stocks and non-U.S. stocks achieved performance leadership during the period. U.S. mid-cap and value stock indices and the MSCI EAFE Index all outpaced the S&P 500 Index’s 10.19% return. High-yield corporate bond indices led the U.S. bond market. Treasury securities and benchmarks lagged. For example, the 10-year U.S. Treasury note returned –0.54%, according to Barclays, as its yield rose from 1.63% to 1.85%. This had a dampening effect on the related returns of Treasury STRIPS and other zero-coupon securities and instruments.

The U.S. and global economies are showing signs of improvement this year, but we still expect the U.S. recovery to be subpar, hampered by high unemployment and lingering fiscal concerns. Under these conditions, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios for meeting financial goals. We appreciate your continued trust in us in this challenging environment.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

Performance

Total Returns as of March 31, 2013
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	BTTRX	-0.95%	10.32%	9.03%	8.67%	9.14%	2/15/96
Fund Benchmark(2)	—	-0.95%	10.78%	10.44%	9.42%	9.92%(3)	—
BofA Merrill Lynch 10+ Year U.S. Treasury Index	—	-2.99%	7.20%	8.21%	7.20%	7.95%(3)	—
Advisor Class	ACTVX	-1.07%	10.05%	8.76%	8.40%	8.01%	6/1/98

(1)	Total returns for periods less than one year are not annualized.
(2)
The Investor Class benchmark was an 8/15/2025 STRIPS Issue from inception through January 1998, when it was changed to an 11/15/2025 STRIPS Issue. The Advisor Class benchmark has been an 11/15/2025 STRIPS Issue since the class’s inception.

(3)	Since 2/29/96, the date nearest the Investor Class’s inception for which data are available.

Total Annual Fund Operating Expenses
Investor Class	Advisor Class
0.55%	0.80%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

Fund Characteristics

MARCH 31, 2013
Portfolio at a Glance
Anticipated Annual Growth Rate (Investor Class)	2.15%
Weighted Average Maturity Date	10/24/25
Anticipated Value at Maturity (AVM) (Investor Class)(1)	$116.22
(1)See graph below.
Past performance is no guarantee of future results. Even if class shares are held to maturity, there is no guarantee that the class’s share price will reach its AVM. There is also no guarantee that the AVM will fluctuate as little in the future as it has in the past. For more information, please consult the prospectus.

Types of Investments in Portfolio	% of net assets
Treasury STRIPS	47.6%
REFCORP STRIPS	43.8%
Total Treasuries and Equivalents	91.4%
Government Agency STRIPS	8.4%
Temporary Cash Investments	0.5%
Other Assets and Liabilities	(0.3)%

Share Price vs. Anticipated Value at Maturity (Investor Class)

The top line in the graph represents the class’s Anticipated Value at Maturity (AVM), which fluctuates from day to day based on the fund’s weighted average maturity date. The bottom line represents the class’s historical share price, which is managed to grow over time to reach the class’s AVM. The AVM for other share classes will vary due to differences in fee structure. While this graph demonstrates the class’s expected long-term growth pattern, please keep in mind that the fund may experience significant share-price volatility over the short term. Even if shares are held to maturity, there is no guarantee that the class’s share price will reach its AVM. There is also no guarantee that the AVM will fluctuate as little in the future as it has in the past.

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from October 1, 2012 to March 31, 2013.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/12	Ending Account Value 3/31/13	Expenses Paid During Period(1) 10/1/12 – 3/31/13	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$990.50	$2.73	0.55%
Advisor Class	$1,000	$989.30	$3.97	0.80%
Hypothetical
Investor Class	$1,000	$1,022.19	$2.77	0.55%
Advisor Class	$1,000	$1,020.94	$4.03	0.80%

(1)
Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

Schedule of Investments

MARCH 31, 2013 (UNAUDITED)

	Principal Amount	Value
Zero-Coupon U.S. Treasury Securities and Equivalents(1) — 91.4%
REFCORP STRIPS – COUPON, 0.00%, 1/15/24	$4,650,000	$3,612,562
REFCORP STRIPS – COUPON, 0.00%, 4/15/24	385,000	293,920
REFCORP STRIPS – COUPON, 0.00%, 7/15/24	3,340,000	2,513,644
REFCORP STRIPS – COUPON, 0.00%, 1/15/25	22,922,000	16,750,847
REFCORP STRIPS – COUPON, 0.00%, 4/15/25	23,013,000	16,578,151
REFCORP STRIPS – COUPON, 0.00%, 7/15/25	4,292,000	3,050,445
STRIPS – COUPON, 0.00%, 8/15/25	14,208,000	10,515,184
STRIPS – COUPON, 0.00%, 11/15/25	84,375,000	61,765,284
REFCORP STRIPS – COUPON, 0.00%, 1/15/26	14,500,000	10,028,794
STRIPS – COUPON, 0.00%, 2/15/26	7,299,000	5,282,936
REFCORP STRIPS – COUPON, 0.00%, 4/15/26	31,041,000	21,196,440
STRIPS – COUPON, 0.00%, 5/15/26	9,991,000	7,154,066
REFCORP STRIPS – COUPON, 0.00%, 7/15/26	29,127,000	19,439,535
STRIPS – COUPON, 0.00%, 8/15/26	7,100,000	5,029,427
STRIPS – PRINCIPAL, 0.00%, 8/15/26	1,000,000	713,723
STRIPS – COUPON, 0.00%, 11/15/26	11,000,000	7,707,733
STRIPS – PRINCIPAL, 0.00%, 11/15/26	5,000,000	3,530,720
TOTAL ZERO-COUPON U.S. TREASURY SECURITIES AND EQUIVALENTS (Cost $148,365,260)		195,163,411

	Principal Amount/ Shares	Value
Zero-Coupon U.S. Government Agency Securities(1) — 8.4%
FNMA STRIPS – COUPON, 0.00%, 4/8/24	$10,000	$7,304
TVA STRIPS – COUPON, 0.00%, 5/1/24	1,000,000	728,188
FHLMC STRIPS – COUPON, 0.00%, 9/15/24	42,000	30,376
FNMA STRIPS – COUPON, 0.00%, 1/15/25	247,000	179,568
FHLMC STRIPS – COUPON, 0.00%, 3/15/25	6,000,000	4,189,818
FNMA STRIPS – COUPON, 0.00%, 8/7/25	1,838,000	1,255,181
FHLMC STRIPS – COUPON, 0.00%, 9/15/25	1,645,000	1,146,096
FHLMC STRIPS – COUPON, 0.00%, 9/15/25	7,162,000	4,965,422
TVA STRIPS – COUPON, 0.00%, 11/1/25	1,162,000	785,622
TVA STRIPS – PRINCIPAL, 0.00%, 11/1/25	6,000,000	4,030,608
FNMA STRIPS – COUPON, 0.00%, 1/15/26	841,000	560,020
TOTAL ZERO-COUPON U.S. GOVERNMENT AGENCY SECURITIES (Cost $13,803,769)		17,878,203
Temporary Cash Investments — 0.5%
Federal Home Loan Bank Discount Notes, 0.00%, 4/1/13(2)	1,047,000	1,047,000
SSgA U.S. Government Money Market Fund	757	757
TOTAL TEMPORARY CASH INVESTMENTS (Cost $1,047,757)		1,047,757
TOTAL INVESTMENT SECURITIES — 100.3% (Cost $163,216,786)		214,089,371
OTHER ASSETS AND LIABILITIES — (0.3)%		(710,834)
TOTAL NET ASSETS — 100.0%		$213,378,537

Notes to Schedule of Investments

Equivalent = Security whose principal payments are secured by the U.S. Treasury
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
REFCORP = Resolution Funding Corporation
STRIPS = Separate Trading of Registered Interest and Principal of Securities
TVA = Tennessee Valley Authority
(1)	Security is a zero-coupon bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.
(2)	The rate indicated is the yield to maturity at purchase.

See Notes to Financial Statements.

Statement of Assets and Liabilities

MARCH 31, 2013 (UNAUDITED)
Assets
Investment securities, at value (cost of $163,216,786)	$214,089,371
Receivable for capital shares sold	110,739
214,200,110

Liabilities
Payable for capital shares redeemed	722,496
Accrued management fees	97,389
Distribution and service fees payable	1,688
821,573

Net Assets	$213,378,537

Net Assets Consist of:
Capital paid in	$160,299,228
Undistributed net investment income	1,596,679
Undistributed net realized gain	610,045
Net unrealized appreciation	50,872,585
$213,378,537

	Net assets	Shares outstanding	Net asset value per share
Investor Class	$205,659,545	2,316,159	$88.79
Advisor Class	$7,718,992	90,160	$85.61

See Notes to Financial Statements.

Statement of Operations

FOR THE SIX MONTHS ENDED MARCH 31, 2013 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$3 ,935,108

Expenses:
Management fees	617,936
Distribution and service fees	10,529
Trustees’ fees and expenses	5,702
Other expenses	27
634,194

Net investment income (loss)	3,300,914

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	1,780,355
Change in net unrealized appreciation (depreciation) on investments	(7,789,155)

Net realized and unrealized gain (loss)	(6,008,800)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(2,707,886)

See Notes to Financial Statements.

Statement of Changes in Net Assets

SIX MONTHS ENDED MARCH 31, 2013 (UNAUDITED) AND YEAR ENDED SEPTEMBER 30, 2012
Increase (Decrease) in Net Assets	March 31, 2013	September 30, 2012
Operations
Net investment income (loss)	$3,300,914	$6,574,879
Net realized gain (loss)	1,780,355	9,082,021
Change in net unrealized appreciation (depreciation)	(7,789,155)	(2,685,752)
Net increase (decrease) in net assets resulting from operations	(2,707,886)	12,971,148

Distributions to Shareholders
From net investment income:
Investor Class	(6,364,282)	(6,232,292)
Advisor Class	(222,679)	(233,930)
From net realized gains:
Investor Class	(8,992,326)	(928,963)
Advisor Class	(346,571)	(37,854)
Decrease in net assets from distributions	(15,925,858)	(7,433,039)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	4,882,589	15,667,978

Net increase (decrease) in net assets	(13,751,155)	21,206,087

Net Assets
Beginning of period	227,129,692	205,923,605
End of period	$213,378,537	$227,129,692

Undistributed net investment income	$1,596,679	$4,882,726

See Notes to Financial Statements.

Notes to Financial Statements

MARCH 31, 2013 (UNAUDITED)

1. Organization

American Century Target Maturities Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Zero Coupon 2025 Fund (the fund) is one fund in a series issued by the trust. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek the highest return consistent with investment in U.S. Treasury securities. The fund is managed to mature in the year identified in its name and will be liquidated near the end of its maturity year.

The fund offers the Investor Class and the Advisor Class. The share classes differ principally in their respective distribution and shareholder servicing expenses and arrangements.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated bid as provided by independent pricing services or at the most recent bid as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated bid as provided by an independent pricing service. Evaluated bid prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes accretion of discounts.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund’s tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Reverse Share Splits — When the fund pays a distribution, the trustees declare a reverse share split that exactly offsets the per-share amount of the distribution. After taking into account the reverse share split, a shareholder reinvesting dividends and capital gain distributions will hold exactly the same number of shares owned prior to the distribution and reverse share split. A shareholder electing to receive dividends in cash will own fewer shares.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Management Fees — The trust has entered into a management agreement with American Century Investment Management, Inc. (ACIM) (the investment advisor), under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.2425% to 0.3600% and the rates for the Complex Fee range from 0.2500% to 0.3100% for the Investor Class and Advisor Class. The effective annual management fee for each class for the six months ended March 31, 2013 was 0.54%.

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for the Advisor Class (the plan), pursuant to Rule 12b-1 of the 1940 Act. The plan provides that the Advisor Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The fees are computed and accrued daily based on the Advisor Class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plan during the six months ended March 31, 2013 are detailed in the Statement of Operations.

Related Parties — Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust’s investment advisor, ACIM, the trust’s distributor, ACIS, and the trust’s transfer agent, American Century Services, LLC are wholly owned, directly or indirectly, by ACC.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended March 31, 2013 were $68,175,617 and $78,844,773, respectively, all of which are U.S. Treasury and Government Agency obligations.

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended March 31, 2013		Year ended September 30, 2012
	Shares	Amount	Shares	Amount
Investor Class
Sold	1,069,204	$95,168,659	2,826,592	$243,804,530
Issued in reinvestment of distributions	179,016	15,015,854	83,331	6,764,004
Redeemed	(1,186,394)	(105,037,618)	(2,673,272)	(229,363,200)
Reverse share split	(182,812)	—	(88,070)	—
	(120,986)	5,146,895	148,581	21,205,334
Advisor Class
Sold	15,253	1,318,780	36,416	3,025,761
Issued in reinvestment of distributions	6,743	545,899	3,338	262,441
Redeemed	(24,866)	(2,128,985)	(110,853)	(8,825,558)
Reverse share split	(7,012)	—	(3,448)	—
	(9,882)	(264,306)	(74,547)	(5,537,356)
Net increase (decrease)	(130,868)	$4,882,589	74,034	$15,667,978

6. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Zero-Coupon U.S. Treasury Securities and Equivalents	—	$195,163,411	—
Zero-Coupon U.S. Government Agency Securities	—	17,878,203	—
Temporary Cash Investments	$757	1,047,000	—
Total Value of Investment Securities	$757	$214,088,614	—

7. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of March 31, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$164,259,007
Gross tax appreciation of investments	$50,305,174
Gross tax depreciation of investments	(474,810)
Net tax appreciation (depreciation) of investments	$49,830,364

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

Financial Highlights

For a Share Outstanding Throughout the Years Ended September 30 (except as noted)
Per-Share Data											Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Reverse Share Split	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2013(3)	$89.64	1.29	(2.14)	(0.85)	(2.44)	(3.44)	(5.88)	5.88	$88.79	(0.95)%	0.55%(4)	2.92%(4)	30%	$205,660
2012	$83.79	2.59	3.26	5.85	(2.67)	(0.40)	(3.07)	3.07	$89.64	6.98%	0.55%	3.03%	73%	$218,472
2011	$72.79	2.70	8.30	11.00	(3.01)	—	(3.01)	3.01	$83.79	15.12%	0.56%	3.91%	39%	$191,765
2010	$61.25	2.54	9.00	11.54	(2.69)	(4.84)	(7.53)	7.53	$72.79	18.85%	0.57%	4.05%	36%	$247,858
2009	$57.70	2.46	1.09	3.55	(2.97)	—	(2.97)	2.97	$61.25	6.16%	0.57%	4.05%	32%	$152,000
2008	$52.74	2.39	2.57	4.96	(2.89)	—	(2.89)	2.89	$57.70	9.39%	0.57%	4.25%	35%	$233,800
Advisor Class
2013(3)	$86.54	1.14	(2.07)	(0.93)	(2.21)	(3.44)	(5.65)	5.65	$85.61	(1.07)%	0.80%(4)	2.67%(4)	30%	$7,719
2012	$81.10	2.32	3.12	5.44	(2.46)	(0.40)	(2.86)	2.86	$86.54	6.72%	0.80%	2.78%	73%	$8,658
2011	$70.63	2.45	8.02	10.47	(2.85)	—	(2.85)	2.85	$81.10	14.80%	0.81%	3.66%	39%	$14,159
2010	$59.59	2.31	8.73	11.04	(2.54)	(4.84)	(7.38)	7.38	$70.63	18.52%	0.82%	3.80%	36%	$7,770
2009	$56.27	2.25	1.07	3.32	(2.80)	—	(2.80)	2.80	$59.59	5.90%	0.82%	3.80%	32%	$7,691
2008	$51.57	2.20	2.50	4.70	(2.75)	—	(2.75)	2.75	$56.27	9.12%	0.82%	4.00%	35%	$33,366

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.
(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)	Six months ended March 31, 2013 (unaudited).
(4)	Annualized.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

Notes

Notes

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century Target Maturities Trust

Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2013 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SAN-78352   1305

ITEM 2.  CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  INVESTMENTS.

(a)	The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11.  CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)(1)	Not applicable for semiannual report filings.

(a)(2)
Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3)	Not applicable.

(b)	A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Target Maturities Trust

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	May 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	May 30, 2013

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	May 30, 2013